Financial Risk Management and Financial Instruments - Summary of Immediate Impact on Net Loss Before Tax (Details) € in Millions, £ in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2017 GBP (£)
Disclosure Of Financial Instruments [Abstract]
(Increase)/decrease in loss before tax	€ (3)	$ 74	$ 7	£ 3	€ 2	$ 9	$ 5	£ (2)